CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
ASSETS
Cash and Cash Equivalents	¥ 1,206,573	¥ 1,032,810
Restricted Cash	115,410	152,497
Net investment in Leases	1,167,380	1,155,023
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥129,959 million March 31, 2025 ¥97,694 million	4,081,019	3,958,814
Allowance for Credit Losses	(56,769)	(58,110)
Investment in Operating Leases	1,967,178	1,868,574
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥35,696 million March 31, 2025 ¥41,018 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2024 Amortized Cost ¥3,015,940 million Allowance for Credit Losses ¥(634) million As of March 31, 2025 Amortized Cost ¥3,174,036 million Allowance for Credit Losses ¥670 million	3,234,547	3,263,079
Property under Facility Operations	771,851	689,573
Equity method investments	1,320,015	1,313,887
Trade Notes, Accounts and Other Receivable	411,012	401,368
Inventories	229,229	227,359
Office Facilities	191,957	248,458
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥2,786 March 31, 2025 ¥2,586	2,226,849	2,068,768
Total Assets	16,866,251	16,322,100
Liabilities:
Short-Term Debt	549,680	574,095
Deposits	2,449,812	2,245,835
Trade Notes, Accounts and Other Payable	339,787	362,504
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥167,207 million March 31, 2025 ¥136,257 million	1,948,047	1,892,510
Income Taxes:
Current	53,149	65,534
Deferred	525,632	505,190
Long-Term Debt	5,733,118	5,626,376
Other Liabilities	1,091,811	1,025,446
Total Liabilities	12,691,036	12,297,490
Redeemable Noncontrolling Interests	3,432	2,645
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2024 1,214,961,054 shares March 31, 2025 1,162,962,244 shares	221,111	221,111
Additional Paid-in Capital	234,193	233,457
Retained Earnings	3,354,911	3,259,730
Accumulated Other Comprehensive Income	341,298	357,148
Treasury Stock, at Cost: March 31, 2024 63,475,848 shares March 31, 2025 26,672,695 shares	(61,731)	(129,980)
ORIX Corporation Shareholders' Equity	4,089,782	3,941,466
Noncontrolling Interests	82,001	80,499
Total Equity	4,171,783	4,021,965
Total Liabilities and Equity	16,866,251	16,322,100
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	1,333	4,748
Net Investment in Leases (Net of Allowance for Credit Losses)	6,482	2,186
Installment Loans (Net of Allowance for Credit Losses)	71,668	186,889
Investment in Operating Leases	77,480	55,089
Property under Facility Operations	91,323	150,930
Equity method investments	49,409	50,168
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2024 ¥2,786 March 31, 2025 ¥2,586	45,402	84,858
Total Assets	343,097	534,868
Liabilities:
Short-Term Debt	0	2,186
Trade Notes, Accounts and Other Payable	525	845
Income Taxes:
Long-Term Debt	199,360	339,143
Other Liabilities	16,749	27,694
Total Liabilities	¥ 216,634	¥ 369,868